Segment information - Additional information (Detail) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025 TRY (₺)	Dec. 31, 2024 TRY (₺) segment
Disclosure of operating segments
Number of operating segments | segment		3
Turkcell Turkiye
Disclosure of operating segments
Impairment loss related to tangible and intangible fixed assets | ₺	₺ 578,914	₺ 179,148